Intangible assets - Goodwill (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes in goodwill [abstract]
Balance at beginning of the year	R$ 28,355,039	R$ 28,332,719	R$ 28,270,955
Additions (loss):
Olé Consignado(Note 4.c)	0	0	62,800
Super (Note 4.c)	0	0	(1,036)
BW Guirapá (Note 4.c)	(22,320)	22,320	0
Banco PSA Finance Brasil S.A.	1,557	0	0
Ipanema Empreendimentos e Participações Ltda. (Note 3.c)	28,120	0	0
Others	1,860	0	0
Balance at end of the year	R$ 28,364,256	R$ 28,355,039	R$ 28,332,719